OPERATING SEGMENTS DISCLOSURES (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT

	For the Three Months Ended March 31, 2026
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$462,562	$1,259	$1,294	$436	$465,551
Cost of sales	422,295	182	806	113	423,396
Gross Profit	$40,267	$1,077	$488	$323	$42,155

Operating Expenses(1)(2)	42,180	1,855	948	612	45,595
Operating Loss	$(1,913)	$(778)	$(460)	$(289)	$(3,440)

Reconciliation of loss (segment loss)
Other income, net					112
Finance expense, net					(86)
Loss Before Tax					$(3,414)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Acquisition costs.

[2]	Operating expenses includes Revenue share expense of approximately $15,688 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED

	For the Three Months Ended March 31, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$351,749	$1,030	$1,076	$126	$353,981
Cost of sales	319,249	167	577	52	320,045
Gross Profit	$32,500	$863	$499	$74	$33,936

Operating Expenses(1)(2)	35,401	2,288	1,302	154	39,145
Operating Loss	$(2,901)	$(1,425)	$(803)	$(80)	$(5,209)

Reconciliation of profit or loss (segment profit/loss)
Other income, net					122
Finance expenses, net					(34)
Loss Before Tax					$(5,121)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.

SCHEDULE OF DEPRECIATION AND AMORTIZATION	Depreciation and Amortization (in thousands):
	Three Months Ended March 31,
	2026	2025
North American Brokerage	$381	$184
One Real Title	168	168
One Real Mortgage	26	27
Total	$575	$379

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Three Months Ended March 31,
	2026	2025
United States	$428,142	$320,492
Canada	37,409	33,489
Total revenue by region	$465,551	$353,981